Rule 497(e)
File Nos. 333-203265 and 811-05961

GREAT-WEST SMART TRACK II - 5 YEAR VARIABLE ANNUITY

An individual flexible premium variable annuity
Issued by Great-West Life & Annuity Insurance Company of New York

Supplement dated December 15, 2016
to the Prospectus dated July 1, 2016

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Great-West Smart Track II - 5 Year Variable Annuity Prospectus dated July 1, 2016 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please contact the Retirement Resource Operations Center toll-free at (877) 723-8723. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-203265.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts applied for during the effective dates detailed below. This Supplement also declares the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider (formerly the Enhanced Withdrawal Fixed GLWB Rider) (the “Distribution Credit”) and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider (formerly the Roll-Up Fixed GLWB Rider) (the “Accumulation Credit”) for Contracts purchased during the effective dates detailed below.

To receive the following GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your Great-West Smart Track II -5 Year Variable Annuity application must be signed after December 30, 2016, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following rates will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. If we file a new Rate Sheet Supplement, the terms of this Supplement will be superseded by the terms of the new Rate Sheet Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Great-West will provide a minimum of 10 business days prior notice of the new GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit declared in subsequent Rate Sheet Supplements.

Great-West Secure Income Foundation GLWB Rider (formerly Lifetime Income Lock Fixed GLWB Rider):

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%

T-Note Tracker GLWB Rider:

The GAW% for a single Covered Person, subject to a minimum and maximum GAW%, is based on the age of the Covered Person according to the following schedule:

GAW% Table
10-Year Treasury Yield	Age 59½ - 64	Age 65 - 69	Age 70 +
<4%	3.00%	4.00%	4.50%
4% - 4.99%	3.15%	4.50%	4.95%
5% - 5.99%	3.85%	5.50%	6.05%
6% - 6.99%	4.55%	6.50%	7.15%
7% - 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8.00%	8.30%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This is the Joint GAW% and is based on the following table:

Joint GAW% Table
10-Year Treasury Yield	Age 59½ - 64	Age 65 - 69	Age 70 +
<4%	2.70%	3.60%	4.05%
4% - 4.99%	2.835%	4.05%	4.455%
5% - 5.99%	3.465%	4.95%	5.445%
6% - 6.99%	4.095%	5.85%	6.435%
7% - 7.99%	4.725%	6.75%	7.425%
8%+	5.04%	7.20%	7.47%

Great-West Secure Income Max GLWB Rider (formerly Enhanced Withdrawal Fixed GLWB Rider):

The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Great-West Secure Income Plus GLWB Rider (formerly Roll-Up Fixed GLWB Rider):

The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated July 1, 2016.

Please read this Supplement carefully and retain it for future reference.